Joint Ventures and Associates	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Joint Ventures and Associates
9 – JOINT VENTURES AND ASSOCIATES

Shell share of comprehensive income of joint ventures and associates							$ million
	2020			2019			2018
	Joint ventures	Associates	Total	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Income for the period	629 [A]	1,154	1,783	1,121	2,483	3,604	1,307	2,799	4,106
Other comprehensive income/(loss) for the period	76	1	77	(82)	8	(74)	172	11	183
Comprehensive income for the period	705	1,155	1,860	1,039	2,491	3,530	1,479	2,810	4,289
[A] Includes $599 million impairment losses recognised in share of profit of joint ventures and associates.

Carrying amount of interests in joint ventures and associates				$ million
	Dec 31, 2020			Dec 31, 2019
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	14,406	8,045	22,451	13,426	9,382	22,808

Transactions with joint ventures and associates	$ million
	2020	2019		2018
Sales and charges to joint ventures and associates	5,426	7,748		8,270
Purchases and charges from joint ventures and associates	8,262	11,581	[A]	13,758	[A]
[A] As revised, following the reassessment of contractual relationships, by $2,008 million (2019) and $2,546 million (2018).
These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2020, and 2019, are presented in Notes 11 and 15.

Other arrangements in respect of joint ventures and associates	$ million
	Dec 31, 2020	Dec 31, 2019
Commitments to make purchases from joint ventures and associates [A]	1,674	2,177
Commitments to provide debt or equity funding to joint ventures and associates	900	897
[A] Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.